ASSET RETIREMENT OBLIGATIONS (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance
Liabilities incurred	3,000
Accretion expense
Ending balance	$ 3,000